SMEAD FUNDS TRUST

Supplement dated November 4, 2022 to the

Prospectus

dated March 30, 2022, as supplemented on July 13, 2022

	Investor Class Shares	Class A Shares	Class C Shares	Class I1 Shares	Class I2 Shares	Class R1 Shares	Class R2 Shares	Class Y Shares
Smead International Value Fund	(SVXLX)	(SVXAX)	(SVXCX)	(SVXFX)	(SVXIX)	—	—	(SVXYX)
Smead Value Fund	(SMVLX)	(SVFAX)	(SVFCX)	(SVFFX)	—	(SVFDX)	(SVFKX)	(SVFYX)

This Supplement updates certain information contained in the Prospectus dated March 30, 2022, as supplemented on July 13, 2022, for the Smead International Value Fund and Smead Value Fund (each, a “Fund”, collectively the “Funds). You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling the Funds (toll-free) at 877-807-4122 or by visiting the Funds’ website at https://smeadcap.com/smead-funds/.

Effective immediately, the last paragraph of the section entitled “Shareholder Information-How to Redeem Shares-Payment of Redemption Proceeds” beginning on page 44 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Each Fund generally pays redemptions in cash. The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act with the SEC disclosing its intent to pay redemptions up to certain amounts in cash. If the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the net assets of a Fund, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the net assets of the Fund in securities instead of cash. The Funds may also redeem in-kind redemption requests that are below the Rule 18f-1 limit, but only with the consent of the redeeming shareholder and subject to a determination that such a redemption would not harm remaining shareholders. Although generally unlikely, if a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and you will bear any market risks associated with such securities until they are converted into cash. For federal income tax purposes, redemptions made in-kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash.

With certain exceptions, portfolio securities distributed pursuant to a redemption in-kind will be comprised of a pro-rata portion of the relevant Fund’s portfolio holdings. Notwithstanding the foregoing, subject to the approval of the Board of Trustees and provided that the redeeming shareholder is not an affiliate of the Trust or the Adviser, a Fund may distribute portfolio securities pursuant to a redemption in-kind request that is comprised of securities selected by the Adviser in a manner that does not reflect a pro rata distribution of such securities, provided that the Adviser represents to the Board that the non-pro rata distribution will not disadvantage the redeeming shareholder or the remaining Fund shareholders, and is in the best interest of the distributing Fund.

Effective December 1, 2022, the sections described below are deleted and replaced as noted:

•

The last paragraph of the section entitled “Shareholder Information-How to Purchase Shares-Purchase by Wire” beginning on page 42 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing. The Funds and The Northern Trust Company, the Funds’ custodian, are not responsible for the consequences of delays from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

•	The section entitled “Custodian, Fund Accountant and Fund Administrator” on page 60 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Custodian, Fund Accountant and Fund Administrator

The Northern Trust Company

50 LaSalle Street

Chicago, Illinois 60603

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SMEAD FUNDS TRUST

Supplement dated November 4, 2022 to the

Statement of Additional Information

dated March 30, 2022, as supplemented on July 13, 2022

	Investor Class Shares	Class A Shares	Class C Shares	Class I1 Shares	Class I2 Shares	Class R1 Shares	Class R2 Shares	Class Y Shares
Smead International Value Fund	(SVXLX)	(SVXAX)	(SVXCX)	(SVXFX)	(SVXIX)	—	—	(SVXYX)
Smead Value Fund	(SMVLX)	(SVFAX)	(SVFCX)	(SVFFX)	—	(SVFDX)	(SVFKX)	(SVFYX)

This Supplement updates certain information contained in the Statement of Additional Information dated March 30, 2022, as supplemented on July 13, 2022, for the Smead International Value Fund and Smead Value Fund (each, a “Fund”, collectively the “Funds). You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by calling the Funds (toll-free) at 877-807-4122 or by visiting the Funds’ website at https://smeadcap.com/smead-funds/.

Effective December 1, 2022, the first paragraph of the section entitled “Service Providers-Administrator and Custodian” beginning on page 32 of the SAI is hereby deleted in its entirety and replaced with the following:

Administrator and Custodian

Effective December 1, 2022, the Trust entered into a fund administration and accounting services agreement with The Northern Trust Company, 50 LaSalle Street, Chicago, Illinois 60603 (the “Administrator”). The Administrator provides certain administrative services to the Funds, including, among other responsibilities: (i) preparing the following documents for filing with the SEC (as required): Form N-CEN, Form N-CSR, Form N-PORT, Form N-PX, Form N-CR, Form N-LIQUID and all amendments to the Trust’s registration statements on Form N-1A, including annual updates of the Prospectus and SAI and any supplements thereto; (ii) calculating the net asset value per share of each Fund and each share class, utilizing prices obtained from mutually agreeable sources and transmitting valuation information as required by the Trust and the Adviser; (iii) preparing the agenda, resolutions and notices for all requested Board of Trustees and Committee meetings, attending meetings and preparing minutes for Board and Committee meetings; (iv) working with vendors to prepare and file necessary blue sky filings as required by the laws of individual states and U.S. jurisdictions; (v) coordinating the audit of the Trust’s financial statements by the Trust’s independent accountants and providing applicable Fund information, as requested; (vi) preparing total return performance information for the Funds, including such information on an after-tax basis as required by applicable law; and (vii) arranging for the maintenance of books and records of the Funds. As compensation for the services rendered to the Funds pursuant to the agreement, the Administrator charges quarterly asset-based fees plus out-of-pocket expenses. In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy or for any matter pertaining to the distribution of Fund shares. The Administrator also acts as custodian under a separate agreement.

Prior to that date, State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, MA 02111 served in this capacity.

Effective December 1, 2022, the last paragraph of the section entitled “Service Providers-Administrator and Custodian” beginning on page 32 of the SAI is hereby deleted in its entirety and replaced with the following:

The Northern Trust Company is also the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses. The Custodian has custody of all assets and securities of the Funds, delivers and receives payments for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Trust. The Custodian’s address is 50 LaSalle Street, Chicago, IL 60603. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.

Effective immediately, the section entitled “Additional Purchase and Redemption Information-Redemption In-Kind” on page 50 of the SAI is hereby deleted in its entirety and replaced with the following:

Redemption in-Kind

Each Fund generally pays redemptions in cash. The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act with the SEC disclosing its intent to pay redemptions up to certain amounts in cash. If the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the net assets of a Fund, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the net assets of the Fund in securities instead of cash. The Funds may also redeem in-kind redemption requests that are below the Rule 18f-1 limit, but only with the consent of the redeeming shareholder and subject to a determination that such a redemption would not harm remaining shareholders. Although generally unlikely, if a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and you will bear any market risks associated with such securities until they are converted into cash. For federal income tax purposes, redemptions made in-kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash.

With certain exceptions, portfolio securities distributed pursuant to a redemption in-kind will be comprised of a pro-rata portion of the relevant Fund’s portfolio holdings. Notwithstanding the foregoing, subject to the approval of the Board of Trustees and provided that the redeeming shareholder is not an affiliate of the Trust or the Adviser, a Fund may distribute portfolio securities pursuant to a redemption in-kind request that is comprised of securities selected by the Adviser in a manner that does not reflect a pro rata distribution of such securities, provided that the Adviser represents to the Board that the non-pro rata distribution will not disadvantage the redeeming shareholder or the remaining Fund shareholders, and is in the best interest of the distributing Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE